Unsecured Convertible Loan Notes and Derivative Financial Instruments	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Unsecured Convertible Loan Notes and Derivative Financial Instruments

Note 22 Unsecured Convertible Loan notes and Derivative Financial Instruments

On June 21, 2023, the Company issued 45,221,586 convertible loan notes, with a face value of AUD$1.00 per note, a coupon rate of 4%, and a maturity date of June 7, 2028 for proceeds of $30 million to LGES. The notes have a conversion price of AUD$1.60 per ordinary share. The convertible notes will mandatorily convert into ordinary shares upon acceptance of the first purchase order under the purchase agreement with LGES, although LGES may elect to convert some or all the notes prior to such time. No interest would be payable on the notes in these circumstances.

The convertible notes may be redeemed or converted (at the election of LGES) on the maturity date, in which case interest is payable in cash (in respect of a redemption) or "in-kind" (in the case of conversion).

The convertible notes are presented in the consolidated balance sheet as follows:

Borrowings (non-current liabilities)
(in U.S. dollars)	Consolidated
2023
Initial Recognition	$27,640,052
Costs of issue of convertible notes	(43,614)
Interest expense*	957,772
Balance at December 31, 2023	$28,554,210

* Interest expense, for the year ended December 31, 2023, is calculated by applying the effective interest rate of 6.564% to the liability component.

Derivative Financial Instruments (non-current Liabilities)
(in U.S. dollars)	Consolidated
2023
Initial Recognition	$2,359,948
Costs of issue of convertible notes	(3,724)
Fair Value Gain	(1,525,320)
Effect of foreign currency movements	35,374
Balance at December 31, 2023	$866,278

The fair value of the conversion option (derivative financial liability) was determined using Monte Carlo Simulation methodology. The derivative financial liability is carried at fair value at each reporting date, with gains or losses being recognized in the consolidated statement of profit or loss and other comprehensive income. The remainder of the proceeds were allocated to borrowings with the liability recognized at amortized cost until extinguished on conversion or maturity of the notes. Interest is applied using the effective interest rate.

Fair Value Hierarchy

The derivative financial liability is classified as a Level 3 fair value in the fair value hierarchy as one or more of the significant inputs is not based on observable market data.

The valuation model is highly sensitive to the probability weights applied to the timing of the placement of the purchase order, which is a significant unobservable input. In the event the purchase order is placed before maturity date of the notes, the interest rate would become zero-coupon and, the fair value of the derivative would decrease by $0.9 million.